DWS Investment Management Americas, Inc.

One International Place

Boston, MA 02110

February 1, 2019

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	DWS Emerging Markets Equity Fund, DWS Global Macro Fund, DWS Latin America Equity Fund and DWS World Dividend Fund (the “Funds”) (formerly Deutsche Emerging Markets Equity Fund, Deutsche Global Macro Fund, Deutsche Latin America Equity Fund and Deutsche World Dividend Fund, respectively), each a series of Deutsche DWS International Fund, Inc. (the “Corporation”) (formerly Deutsche International Fund, Inc.) (Reg. Nos. 002-14400; 811-00642).

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Corporation hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 178 to the Corporation’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement relating to the Funds and was filed electronically on January 30, 2019.

Any comments or questions on this filing should be directed to the undersigned at (617) 295-3681.

Very truly yours,

/s/ Laura McCollum

Laura McCollum

Vice President

DWS Investment Management Americas, Inc.

cc: John Marten, Esq., Vedder Price P.C.